Lease (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates	Oct. 31, 2023
Schedule of Weighted Average Remaining Lease Terms and Discount Rates [Abstract]
Weighted average remaining lease term (years)	2 years 2 months 23 days
Weighted average discount rate	3.65%